Financial Instruments and Related Risk Management - Summary of Significant Foreign Currency Derivatives (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $ $ / $ $ / $ $ / $ MMBTU	Dec. 31, 2018 USD ($) $ / $ $ / $ $ / $ $ / $ MMBTU
NYMEX swaps [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional Amount in MMBtu | MMBTU	16	22
Fair value of Assets (Liabilities)	$ (30)	$ (35)
NYMEX swaps [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2020	2019
NYMEX swaps [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2022
AECO Swaps [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional Amount in MMBtu | MMBTU	0	26
Maturities	n/a	2019
Fair value of Assets (Liabilities)	$ 0	$ (25)
Forwards USD/CDN [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 337	$ 502
Maturities	2020	2019
Average Contract Rate | $ / $	1.3096	1.3583
Forwards USD/CDN [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2020	2019
Forwards USD/CDN [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards CDN/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 120	$ 205
Maturities	2020	2019
Average Contract Rate | $ / $	1.3138	1.3636
Forwards CDN/USD [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2020	2019
Forwards CDN/USD [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards USD/AUD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 78	$ 40
Maturities	2020	2019
Average Contract Rate | $ / $	1.4593	1.3777
Forwards USD/AUD [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2020	2019
Forwards USD/AUD [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0
Forwards AUD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 47	$ 48
Maturities	2020	2019
Average Contract Rate | $ / $	1.4563	1.3816
Forwards AUD/USD [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2020	2019
Forwards AUD/USD [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	0	0